Cover	Sep. 29, 2020
Document Information [Line Items]
Title of 12(b) Security	Common Stock, par value $0.01 per share
Trading Symbol	DOW
Security Exchange Name	NYSE
Document Type	8-K
Document Period End Date	Sep. 29, 2020
Entity File Number	001-38646
Entity Registrant Name	Dow Inc.
Entity Incorporation, State or Country Code	DE
Entity Tax Identification Number	30-1128146
Entity Address, State or Province	MI
Entity Address, Postal Zip Code	48674
Entity Address, Address Line One	2211 H.H. Dow Way
City Area Code	989
Local Phone Number	636-1000
Entity Emerging Growth Company	false
Entity Address, City or Town	Midland
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Amendment Flag	false
Document Fiscal Year Focus	2020
Document Fiscal Period Focus	Q3
Entity Central Index Key	0001751788
The Dow Chemical Company [Domain]
Document Information [Line Items]
Document Type	8-K
Document Period End Date	Sep. 29, 2020
Entity File Number	001-03433
Entity Registrant Name	The Dow Chemical Company
Entity Incorporation, State or Country Code	DE
Entity Tax Identification Number	38-1285128
Entity Address, State or Province	MI
Entity Address, Postal Zip Code	48674
Entity Address, Address Line One	2211 H.H. Dow Way
City Area Code	989
Local Phone Number	636-1000
Entity Emerging Growth Company	false
Entity Address, City or Town	Midland
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Amendment Flag	false
Document Fiscal Year Focus	2020
Document Fiscal Period Focus	Q3
Entity Central Index Key	0000029915
0.500% Notes due March 15, 2027 [Member] | The Dow Chemical Company [Domain]
Document Information [Line Items]
Title of 12(b) Security	0.500% Notes due March 15, 2027
Trading Symbol	DOW/27
Security Exchange Name	NYSE
1.125% Notes due March 15, 2032 [Member] | The Dow Chemical Company [Domain]
Document Information [Line Items]
Title of 12(b) Security	1.125% Notes due March 15, 2032
Trading Symbol	DOW/32
Security Exchange Name	NYSE
1.875% Notes due March 15, 2040 [Member] | The Dow Chemical Company [Domain]
Document Information [Line Items]
Title of 12(b) Security	1.875% Notes due March 15, 2040
Trading Symbol	DOW/40
Security Exchange Name	NYSE
4.625% Notes due October 1, 2044 [Member] | The Dow Chemical Company [Domain]
Document Information [Line Items]
Title of 12(b) Security	4.625% Notes due October 1, 2044
Trading Symbol	DOW/44
Security Exchange Name	NYSE